Taxes - Summary Of Settlement Of Tax Disputes (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Tax Liabilities [Abstract]
Percentage of tax loss carryforwards settlement of debt	80.00%